Financial Assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Details of financial assets at FVTOCI
(1) Details of financial assets at FVTOCI as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Debt securities:
Korean treasury and government agencies	7,787,052	20,371,690
Financial institutions	25,339,937	32,931,685
Corporates	3,032,609	10,108,432
Bond denominated in foreign currencies	6,763,073	12,974,851
Securities loaned	—	5,674,738

Sub-total	42,922,671	82,061,396

Equity securities	875,074	1,427,885
Loans	—	10,241

Total	43,797,745	83,499,522

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2024	December 31, 2025	Remarks
Investment for strategic business partnership purpose	766,900	1,324,666
Debt-equity swap	108,168	103,219
Others	6	—	Insurance for mutual aid association etc.

Total	875,074	1,427,885

Changes in allowance for credit losses of financial assets at FVTOCI
(3) Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(11,805)	—	—	(11,805)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(16,542)	—	—	(16,542)
Disposal	1,519	—	—	1,519
Others (*)	(551)	—	—	(551)

Ending balance	(27,379)	—	—	(27,379)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(27,379)	—	—	(27,379)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(8,868)	—	—	(8,868)
Disposal	6,788	—	—	6,788
Others (*)	375	—	—	375

Ending balance	(29,084)	—	—	(29,084)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(29,084)	—	—	(29,084)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(10,190)	—	—	(10,190)
Disposal	8,182	—	—	8,182
Others (*)	1,888	—	—	1,888

Ending balance	(29,204)	—	—	(29,204)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of financial assets at FVTOCI
2) Gross carrying amount

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	32,145,758	—	—	32,145,758
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	24,350,759	—	—	24,350,759
Disposal / Repayment	(20,823,293)	—	—	(20,823,293)
Gain (loss) on valuation	707,739	—	—	707,739
Amortization based on effective interest method	166,401	—	—	166,401
Others (*)	146,747	—	—	146,747

Ending balance	36,694,111	—	—	36,694,111

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	36,694,111	—	—	36,694,111
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	31,921,268	—	—	31,921,268
Disposal / Repayment	(26,868,486)	—	—	(26,868,486)
Gain (loss) on valuation	224,898	—	—	224,898
Amortization based on effective interest method	134,553	—	—	134,553
Others (*)	816,327	—	—	816,327

Ending balance	42,922,671	—	—	42,922,671

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total

Beginning balance	42,922,671	—	—	42,922,671
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	43,438,838	—	—	43,438,838
Disposal / Repayment	(35,030,082)	—	—	(35,030,082)
Gain (loss) on valuation	(1,956,928)	—	—	(1,956,928)
Amortization based on effective interest method	216,191	—	—	216,191
Changes due to business combinations	32,515,016	—	—	32,515,016
Others (*)	(34,069)	—	—	(34,069)

Ending balance	82,071,637	—	—	82,071,637

(*)	Others consist of foreign currencies translation, etc.